Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000074410 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074410 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074410 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074410 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074410 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074410 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074410 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074410 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074410 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074410 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074410 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000074410 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074410 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000074410 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074410 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074410 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074410 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074410 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074410 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000074409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074409 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074409 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074409 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074409 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074409 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074409 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074409 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074409 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074409 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000074409 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074409 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000074409 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074409 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074409 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074409 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074409 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074409 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074409 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021505 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021505 | Intact Financial Corp.FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021505 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021505 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021505 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021505 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | LPL Financial Holdings, Inc.FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021505 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021505 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021505 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021505 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021505 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021505 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000021505 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021505 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021505 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021505 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021505 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021505 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021505 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021505 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021505 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021506 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021506 | Intact Financial Corp.FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021506 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021506 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021506 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021506 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | LPL Financial Holdings, Inc.FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021506 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021506 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021506 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021506 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021506 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021506 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000021506 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021506 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021506 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021506 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021506 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021506 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021506 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021506 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021506 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021503 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000021503 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021503 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000021503 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021503 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021503 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021503 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021503 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021503 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021503 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021503 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000021503 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000021503 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000021503 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021503 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021503 | IndustryInternational Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021503 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021503 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000021504 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000021504 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021504 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000021504 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021504 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021504 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021504 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021504 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021504 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021504 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021504 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000021504 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000021504 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000021504 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021504 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021504 | IndustryInternational Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021504 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021504 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000021509 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021509 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021509 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000021509 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021509 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021509 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021509 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021509 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021509 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021509 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021509 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021509 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000021509 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021509 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021509 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021509 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000021510 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021510 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021510 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000021510 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021510 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021510 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021510 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021510 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021510 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021510 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021510 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021510 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000021510 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021510 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021510 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021510 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000021513 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021513 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021513 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021513 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021513 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021513 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000021513 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021513 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021513 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021513 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021513 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021513 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000021513 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021513 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000021513 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021513 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021513 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021513 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021514 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021514 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021514 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021514 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021514 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021514 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000021514 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021514 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021514 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021514 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021514 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021514 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000021514 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021514 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000021514 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021514 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021514 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021514 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021511 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021511 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021511 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021511 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021511 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021511 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021511 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000021511 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021511 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021511 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021511 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000021511 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000021511 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021511 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021511 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021511 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021511 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021511 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021512 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021512 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021512 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021512 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021512 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021512 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021512 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000021512 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021512 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021512 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021512 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000021512 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000021512 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021512 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021512 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021512 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021512 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000021512 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021449 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021449 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021449 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021449 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021449 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000021449 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021449 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021449 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021449 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021449 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021449 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021449 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021449 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021450 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021450 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021450 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021450 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021450 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000021450 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021450 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021450 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021450 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021450 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021450 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021450 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021450 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021450 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021450 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034664 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034664 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034664 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034664 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034664 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034664 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000034664 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000034664 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000034664 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034664 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034664 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034664 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034664 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034664 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000034664 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034664 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034664 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000034664 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034665 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034665 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034665 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034665 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034665 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034665 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000034665 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000034665 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000034665 | U.S. Treasury NotesFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034665 | Transamerica BlackRock Real Estate Securities VPFR_89360C779
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034665 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034665 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034665 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034665 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000034665 | IndustryU.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034665 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034665 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000034665 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021443 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021443 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021443 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021443 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021443 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021443 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021443 | U.S. Treasury NotesFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021443 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021443 | U.S. Treasury Bonds, Principal Only STRIPSFR_9128334S6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021443 | Government National Mortgage AssociationFR_36179XDE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000021443 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000021443 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000021443 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000021443 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021443 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021443 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021443 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021443 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021444 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021444 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021444 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021444 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021444 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021444 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021444 | U.S. Treasury NotesFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021444 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021444 | U.S. Treasury Bonds, Principal Only STRIPSFR_9128334S6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021444 | Government National Mortgage AssociationFR_36179XDE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000021444 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000021444 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000021444 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000021444 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021444 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021444 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021444 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099470 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099470 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099470 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099470 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099470 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | U.S. Treasury NotesFR_9128286B1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099470 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000099470 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000099470 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099470 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000099470 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099470 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099470 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099470 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099470 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000099470 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000112680 | U.S. Treasury NotesFR_912828YQ7
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000112680 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000112680 | U.S. Treasury BillsFR_912797LW5_0.010000_2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112680 | Federal Home Loan BanksFR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112680 | U.S. Treasury Bonds, Principal Only STRIPSFR_912833PC8
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112680 | International Bank for Reconstruction & DevelopmentFR_459058JX2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112680 | Federal National Mortgage AssociationFR_31359MFP3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112680 | Federal National Mortgage AssociationFR_31359MEU3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112680 | Inter-American Development BankFR_4581X0EH7_4.000000_2028-01-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112680 | European Investment BankFR_298785JU1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112680 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000112680 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000112680 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112680 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112680 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)
C000112680 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000112680 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000112680 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021469 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021469 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021469 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021469 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021469 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021469 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021469 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021469 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021469 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021469 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021469 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000021469 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021469 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000021469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000021469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021469 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147921 | Transamerica Morgan Stanley Global Allocation VPFR_89360D413
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000147921 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000147921 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147921 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076205 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076205 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076205 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076205 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076205 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | U.S. Treasury BillsFR_912797PQ4_0.010000_2025-08-28
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000076205 | U.S. Treasury BillsFR_912797QH3_1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076205 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076205 | Federal National Mortgage AssociationFR_31418EPS3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000076205 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076205 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076205 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076205 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076205 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076205 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076205 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076205 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000076205 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076205 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076205 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000076205 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076205 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076206 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076206 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076206 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076206 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076206 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | U.S. Treasury BillsFR_912797PQ4_0.010000_2025-08-28
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000076206 | U.S. Treasury BillsFR_912797QH3_1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076206 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076206 | Federal National Mortgage AssociationFR_31418EPS3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000076206 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076206 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076206 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076206 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076206 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076206 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076206 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076206 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000076206 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076206 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076206 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000076206 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076206 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197833 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197833 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197833 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197833 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197833 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197833 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197833 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197833 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000197833 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197833 | France
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000197833 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197833 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000197833 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197833 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197833 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197833 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197833 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000197833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000197833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000197833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000197833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000197833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197833 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000182874 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000182874 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182874 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000182874 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182874 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182874 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182874 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182874 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000182874 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000182874 | France
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000182874 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000182874 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000182874 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182874 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000182874 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182874 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182874 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182874 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182874 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000182874 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000182874 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000182874 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000182874 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000182874 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182874 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182874 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000182874 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000182874 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000182874 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182874 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021483 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021483 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021483 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021483 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021483 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021483 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021483 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021483 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000021483 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021483 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021483 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021483 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021483 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000021483 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021483 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021483 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000021483 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021484 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021484 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021484 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021484 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021484 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021484 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021484 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021484 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000021484 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021484 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021484 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021484 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021484 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000021484 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021484 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021484 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000021484 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099475 | Spain Government Inflation-Linked BondsFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000099475 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099475 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099475 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099475 | U.K. Inflation-Linked GiltFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099475 | Japan Government CPI-Linked BondsFR_ACI12NZL6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099475 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099475 | U.S. Government Obligations_FR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000099475 | AAA_FR_ACI02MK69
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099475 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099475 | A_FR_26884ABQ5
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000099475 | BBB_FR_83272YAB8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099475 | _FR_55903VBU6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000099475 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000099475 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000099475 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099475 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099475 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000099475 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000099475 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099476 | Spain Government Inflation-Linked BondsFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000099476 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000099476 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099476 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099476 | U.K. Inflation-Linked GiltFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099476 | Japan Government CPI-Linked BondsFR_ACI12NZL6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099476 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099476 | U.S. Government Obligations_FR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000099476 | AAA_FR_ACI02MK69
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099476 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099476 | A_FR_26884ABQ5
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000099476 | BBB_FR_83272YAB8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099476 | _FR_55903VBU6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000099476 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000099476 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000099476 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099476 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099476 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000099476 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000099476 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075538 | Dreyfus Treasury & Agency Cash Management FundFR_933ZYPII5_4.189166_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000075538 | BlackRock Liquidity Funds T-FundFR_981VUCII8_4.223488_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000075538 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.301780_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000075538 | UBS Select Treasury Preferred FundFR_90299Z9E5_4.246885_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000075538 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000075538 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000075538 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000197834 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000197834 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197834 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197834 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197834 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197834 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197834 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197834 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197834 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197834 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000197834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000197834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000197834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182875 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000182875 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000182875 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000182875 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182875 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000182875 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182875 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182875 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182875 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000182875 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000182875 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000182875 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000182875 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000182875 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000182875 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000182875 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000182875 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000182875 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182875 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000182875 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000182875 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182875 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000182875 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021495 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021495 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021495 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021495 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021495 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021495 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021495 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021495 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021495 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021495 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021495 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021495 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021495 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021495 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021495 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021495 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021495 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021495 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021495 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021495 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021496 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021496 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021496 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021496 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021496 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021496 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021496 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021496 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021496 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021475 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021475 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021475 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000021475 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000021475 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000021475 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021475 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021475 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000021475 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021475 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021475 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021475 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021476 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021476 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021476 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000021476 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000021476 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000021476 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021476 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021476 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000021476 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021476 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021476 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021476 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021476 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021501 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021501 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021501 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021501 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021501 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021501 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021501 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021501 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021501 | France
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021501 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021501 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021501 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021501 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021501 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000021501 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021501 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000021501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021501 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021502 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021502 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021502 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021502 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021502 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021502 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021502 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021502 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021502 | France
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021502 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021502 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021502 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021502 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021502 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021502 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000021502 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021502 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000021502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000021502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021502 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021451 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021451 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021451 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021451 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021451 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021451 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021451 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021451 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021451 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021451 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021451 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021451 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021451 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000021451 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021451 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021451 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021451 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021451 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021451 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021451 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021451 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021452 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021452 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021452 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021452 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021452 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021452 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021452 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021452 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021452 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021452 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021452 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021452 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021452 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021452 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000021452 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021452 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021452 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021452 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021452 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021452 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021452 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021452 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021487 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021487 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021487 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021487 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021487 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021487 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021487 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021487 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021487 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021487 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021487 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021487 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021487 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000021487 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021487 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021487 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021487 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021487 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021487 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000021487 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021487 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021488 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021488 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021488 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021488 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021488 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021488 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021488 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021488 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021488 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021488 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021488 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021488 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021488 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000021488 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021488 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021488 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021488 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021488 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021488 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000021488 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021488 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%

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